Operating segments (Tables)	12 Months Ended
Jun. 30, 2023
Operating segments [Abstract]
Non-current assets, excluding deferred tax assets by geographical locations	Non-current assets, excluding deferred tax assets, are located in the following geographical locations:
	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Australia	867	810

North America	241,969	406,820